Schedule of interest rate (Details) - Cilo Cybin Holdings Limited [member] - USD ($)	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Loan from shareholders increase		$ (76,116)	$ (44,545)
Loan from shareholders decrease		$ (65,795)	$ (38,505)
Interest income on bank account increase	$ 466,505
Interest income on bank account decrease	$ 583,131